Employee Benefit Plans	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Employee Benefit Plans
Employee Benefit Plans

Note M — Employee Benefit Plans

401(k) Plan

The Company maintains five qualified 401(k) plans for its U.S. employees: the Redwire 401(k) plan, the Roccor 401(k) plan, the LoadPath 401(k) plan, the Oakman 401(k) plan, and the DPSS 401(k) plan.  During the Successor 2021 Period, the Company matched employee contributions 50% up to 6% for the Redwire 401 (k) plan and matched employee contributions 100% up to 4% for the Roccor 401(k) plan, 100% up to 6% for the LoadPath 401(k) plan, 100% up to 3% and then 50% of the next 2% for the Oakman 401(k), and 100% up to 3% and then 50% of the next 2% for the DPSS 401(k) plan. During the Successor Q2 2020 Period, the Company matched employee contributions up to 50% for the Redwire 401 (k) plan. The Company recognized expense for matching contributions related to all plans of $591 thousand for the Successor 2021 Period and none for the Successor Q2 2020 Period.

The Predecessor maintained a qualified 401(k) plan (the “Predecessor 401(k) Plan”) for its U.S. employees. The Predecessor did not make any contributions to the plan for the Predecessor 2020 Period.

Note M – Employee Benefit Plans

401(k) Plan

The Predecessor maintained a qualified 401(k) plan (the “Predecessor 401(k) Plan”) for its U.S. employees. The Predecessor did not make any contributions to the plan for the Predecessor 2019 Period or the Predecessor 2020 Period.

The Company maintains three qualified 401(k) plans for its U.S. employees: the Redwire 401(k) plan, the Roccor 401(k) plan, and the LoadPath 401(k) plan. During the Successor 2020 Period, the Company matched employee contributions up to 50% for the Redwire 401(k) plan; the Company matched employee contributions up to 100% for the Roccor 401(k) plan and the LoadPath 401(k) plan. The Company recognized expense for matching contributions related to all plans of $187 thousand for the Successor 2020 Period.